Consolidated statements of comprehensive income - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Consolidated statements of comprehensive income
Net income	€ 211,806	€ 304,334
Components that will not be reclassified to profit or loss:
Equity method investees - share of OCI	(12,460)	(7,432)
FVOCI equity investments	8,667	5,856
Actuarial gain (loss) on defined benefit pension plans	143,186	54,302
Income tax (expense) benefit related to components of other comprehensive income not reclassified	(43,040)	(16,956)
Total	96,353	35,770
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	285,337	545,796
FVOCI debt securities	(18,989)	(9,925)
Gain (loss) related to cash flow hedges	1,600	(1,766)
Cost of hedging	767	84
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	2,688	2,118
Total	271,403	536,307
Other comprehensive income (loss), net of tax	367,756	572,077
Total comprehensive income	579,562	876,411
Comprehensive income attributable to noncontrolling interests	79,467	103,981
Comprehensive income (loss) attributable to shareholders of FMC-AG & Co. KGaA	€ 500,095	€ 772,430